Postemployment benefit plans	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Postemployment benefit plans
Postemployment benefit plans

We provide defined benefit pension plans, defined contribution plans and/or other postretirement benefit plans (retirement health care and life insurance) to employees in many of our locations throughout the world. Our defined benefit pension plans provide a benefit based on years of service and/or the employee’s average earnings near retirement. Our defined contribution plans allow employees to contribute a portion of their salary to help save for retirement, and in certain cases, we provide a matching contribution. The benefit obligation related to our non-U.S. defined benefit pension plans are for employees located primarily in Europe, Japan and Brazil. For other postretirement benefits, substantially all of our benefit obligation is for employees located in the United States.

Our U.S. defined benefit pension plans for support and management employees were frozen for certain employees on December 31, 2010, and will freeze for remaining employees on December 31, 2019. On the respective transition dates employees move to a retirement benefit that provides a frozen pension benefit and a 401(k) plan that will include a matching contribution and a new annual employer contribution.

As discussed in Note 26, during 2015 the company offered a voluntary retirement enhancement program to qualifying U.S. employees. This voluntary program impacted employees participating in certain U.S. pension and other postretirement benefit plans and resulted in a curtailment loss of $82 million, recognized in Other operating (income) expenses in Statement 1.

At December 31, 2015, we changed our method for calculating the service and interest cost components of net periodic benefit cost. Historically, these components were determined utilizing a single weighted-average discount rate based on a yield curve used to measure the benefit obligation at the beginning of the period. Beginning in 2016, we have elected to utilize a full yield curve approach in the estimation of the service and interest costs by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to the relevant projected cash flows. We have made this change to provide a more precise measurement of service and interest costs by improving the correlation between the projected cash flows to the corresponding spot rates along the yield curve. This change will have no impact on our year-end defined benefit pension and other postretirement benefit liabilities and will be accounted for prospectively as a change in accounting estimate.

A.	Benefit obligations

	U.S. Pension Benefits		Non-U.S. Pension Benefits		Other Postretirement Benefits
(Millions of dollars)	2015	2014	2015	2014	2015	2014
Change in benefit obligation:
Benefit obligation, beginning of year	$16,249	$14,419	$4,801	$4,609	$4,938	$4,784
Service cost	181	157	110	109	101	82
Interest cost	608	648	146	185	181	213
Plan amendments	—	—	—	—	3	(1)
Actuarial losses (gains)	(384)	1,994	(152)	570	(625)	193
Foreign currency exchange rates	—	—	(307)	(402)	(43)	(27)
Participant contributions	—	—	8	9	52	61
Benefits paid - gross	(890)	(963)	(191)	(206)	(345)	(377)
Less: federal subsidy on benefits paid	—	—	—	—	11	14
Curtailments, settlements and termination benefits	28	(6)	(60)	(53)	40	(4)
Acquisitions, divestitures and other	—	—	—	(20)	—	—
Benefit obligation, end of year	$15,792	$16,249	$4,355	$4,801	$4,313	$4,938
Accumulated benefit obligation, end of year	$15,550	$15,701	$4,024	$4,408

Weighted-average assumptions used to determine benefit obligation:
Discount rate	4.2%	3.8%	3.2%	3.3%	4.1%	3.9%
Rate of compensation increase	4.0%	4.0%	3.8%	4.0%	4.0%	4.0%

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(Millions of dollars)	One-percentage- point increase	One-percentage- point decrease
Effect on 2015 service and interest cost components of other postretirement benefit cost	$37	$(6)
Effect on accumulated postretirement benefit obligation	$244	$(202)

B.	Plan assets

	U.S. Pension Benefits		Non-U.S. Pension Benefits		Other Postretirement Benefits
(Millions of dollars)	2015	2014	2015	2014	2015	2014
Change in plan assets:
Fair value of plan assets, beginning of year	$12,530	$12,395	$4,100	$3,949	$776	$822
Actual return on plan assets	(225)	849	107	493	3	75
Foreign currency exchange rates	—	—	(234)	(338)	—	—
Company contributions	30	255	156	265	164	195
Participant contributions	—	—	8	9	52	61
Benefits paid	(890)	(963)	(191)	(206)	(345)	(377)
Settlements and termination benefits	(5)	(6)	(56)	(50)	—	—
Acquisitions, divestitures and other	—	—	—	(22)	—	—
Fair value of plan assets, end of year	$11,440	$12,530	$3,890	$4,100	$650	$776

In general, our strategy for both the U.S. and non-U.S. pensions includes further aligning our investments to our liabilities, while reducing risk in our portfolio. The current U.S. pension target asset allocations are 45 percent equities and 55 percent fixed income. These target allocations will be revisited periodically to ensure that they reflect our overall objectives. The non-U.S. pension weighted-average target allocations are 41 percent equities, 51 percent fixed income, 5 percent real estate and 3 percent other.  The target allocations for each plan vary based upon local statutory requirements, demographics of plan participants and funded status.  The non-U.S. plan assets are primarily invested in non-U.S. securities.

Our target allocations for the other postretirement benefit plans are 70 percent equities and 30 percent fixed income.

The U.S. plans are rebalanced to plus or minus 5 percentage points of the target asset allocation ranges on a monthly basis.  The frequency of rebalancing for the non-U.S. plans varies depending on the plan. As a result of our diversification strategies, there are no significant concentrations of risk within the portfolio of investments.

The use of certain derivative instruments is permitted where appropriate and necessary for achieving overall investment policy objectives.  The plans do not engage in derivative contracts for speculative purposes.

The accounting guidance on fair value measurements specifies a fair value hierarchy based upon the observability of inputs used in valuation techniques (Level 1, 2 and 3).  See Note 18 for a discussion of the fair value hierarchy.

Fair values are determined as follows:

•	Equity securities are primarily based on valuations for identical instruments in active markets.

•	Fixed income securities are primarily based upon models that take into consideration such market-based factors as recent sales, risk-free yield curves and prices of similarly rated bonds.

•	Real estate is stated at the fund’s net asset value or at appraised value.

•	Cash, short-term instruments and other are based on the carrying amount, which approximates fair value, or the fund’s net asset value.

The fair value of the pension and other postretirement benefit plan assets by category is summarized below:

	December 31, 2015
(Millions of dollars)	Level 1	Level 2	Level 3	Measured at NAV	Total Assets at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$2,976	$—	$4	$168	$3,148
Non-U.S. equities	2,044	5	1	—	2,050

Fixed income securities:
U.S. corporate bonds	—	3,872	42	132	4,046
Non-U.S. corporate bonds	—	575	—	—	575
U.S. government bonds	—	526	—	—	526
U.S. governmental agency mortgage-backed securities	—	627	—	—	627
Non-U.S. government bonds	—	65	—	—	65

Real estate	—	—	—	9	9

Cash, short-term instruments and other	157	169	3	65	394
Total U.S. pension assets	$5,177	$5,839	$50	$374	$11,440

	December 31, 2014
(Millions of dollars)	Level 1	Level 2	Level 3	Measured at NAV	Total Assets at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$3,713	$1	$8	$153	$3,875
Non-U.S. equities	2,291	12	1	—	2,304

Fixed income securities:
U.S. corporate bonds	—	3,851	25	134	4,010
Non-U.S. corporate bonds	—	552	—	—	552
U.S. government bonds	—	528	—	—	528
U.S. governmental agency mortgage-backed securities	—	752	2	—	754
Non-U.S. government bonds	—	62	2	—	64

Real estate	—	—	—	9	9

Cash, short-term instruments and other	37	252	—	145	434
Total U.S. pension assets	$6,041	$6,010	$38	$441	$12,530

	December 31, 2015
(Millions of dollars)	Level 1	Level 2	Level 3	Measured at NAV	Total Assets at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$426	$—	$—	$118	$544
Non-U.S. equities	680	29	2	123	834
Global equities [1]	155	49	—	—	204

Fixed income securities:
U.S. corporate bonds	—	135	3	—	138
Non-U.S. corporate bonds	—	389	2	11	402
U.S. government bonds	—	64	—	—	64
Non-U.S. government bonds	—	1,083	—	—	1,083
Global fixed income [1]	—	166	—	175	341

Real estate	—	172	—	—	172

Cash, short-term instruments and other [2]	61	47	—	—	108
Total non-U.S. pension assets	$1,322	$2,134	$7	$427	$3,890

	December 31, 2014
(Millions of dollars)	Level 1	Level 2	Level 3	Measured at NAV	Total Assets at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$552	$—	$—	$—	$552
Non-U.S. equities	794	37	—	213	1,044
Global equities [1]	218	52	—	—	270

Fixed income securities:
U.S. corporate bonds	—	81	9	—	90
Non-U.S. corporate bonds	—	493	2	10	505
U.S. government bonds	—	1	—	—	1
Non-U.S. government bonds	—	836	—	—	836
Global fixed income [1]	—	185	—	178	363

Real estate	—	182	39	9	230

Cash, short-term instruments and other [2]	159	50	—	—	209
Total non-U.S. pension assets	$1,723	$1,917	$50	$410	$4,100

[1]	Includes funds that invest in both U.S. and non-U.S. securities.

[2]	Includes funds that invest in multiple asset classes, hedge funds and other.

	December 31, 2015
(Millions of dollars)	Level 1	Level 2	Level 3	Measured at NAV	Total Assets at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$296	$1	$—	$—	$297
Non-U.S. equities	136	—	—	—	136

Fixed income securities:
U.S. corporate bonds	—	83	—	4	87
Non-U.S. corporate bonds	—	18	—	—	18
U.S. government bonds	—	31	—	—	31
U.S. governmental agency mortgage-backed securities	—	45	—	—	45
Non-U.S. government bonds	—	4	—	—	4

Cash, short-term instruments and other	17	15	—	—	32
Total other postretirement benefit assets	$449	$197	$—	$4	$650

	December 31, 2014
(Millions of dollars)	Level 1	Level 2	Level 3	Measured at NAV	Total Assets at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$392	$—	$—	$—	$392
Non-U.S. equities	158	1	—	—	159

Fixed income securities:
U.S. corporate bonds	—	99	—	4	103
Non-U.S. corporate bonds	—	17	—	—	17
U.S. government bonds	—	30	—	—	30
U.S. governmental agency mortgage-backed securities	—	50	—	—	50
Non-U.S. government bonds	—	3	—	—	3

Cash, short-term instruments and other	9	13	—	—	22
Total other postretirement benefit assets	$559	$213	$—	$4	$776

Below are roll-forwards of assets measured at fair value using Level 3 inputs for the years ended December 31, 2015 and 2014.  These instruments were valued using pricing models that, in management’s judgment, reflect the assumptions a market participant would use.

(Millions of dollars)	Equities	Fixed Income	Real Estate	Other
U.S. Pension
Balance at December 31, 2013	$12	$54	$—	$—
Unrealized gains (losses)	(6)	—	—	—
Realized gains (losses)	8	3	—	—
Purchases, issuances and settlements, net	(5)	(23)	—	—
Transfers in and/or out of Level 3	—	(5)	—	—
Balance at December 31, 2014	$9	$29	$—	$—
Unrealized gains (losses)	(1)	(1)	—	—
Realized gains (losses)	1	—	—	—
Purchases, issuances and settlements, net	(4)	16	—	2
Transfers in and/or out of Level 3	—	(2)	—	1
Balance at December 31, 2015	$5	$42	$—	$3

Non-U.S. Pension
Balance at December 31, 2013	$—	$21	$103	$—
Unrealized gains (losses)	—	(1)	(24)	—
Realized gains (losses)	—	—	22	—
Purchases, issuances and settlements, net	—	(1)	(62)	—
Transfers in and/or out of Level 3	—	(8)	—	—
Balance at December 31, 2014	$—	$11	$39	$—
Unrealized gains (losses)	—	(1)	(17)	—
Realized gains (losses)	—	—	15	—
Purchases, issuances and settlements, net	—	—	(37)	—
Transfers in and/or out of Level 3	2	(5)	—	—
Balance at December 31, 2015	$2	$5	$—	$—

C.	Funded status

The funded status of the plans, reconciled to the amount reported on Statement 3, is as follows:

	U.S. Pension Benefits		Non-U.S. Pension Benefits		Other Postretirement Benefits
(Millions of dollars)	2015	2014	2015	2014	2015	2014
End of Year
Fair value of plan assets	$11,440	$12,530	$3,890	$4,100	$650	$776
Benefit obligations	15,792	16,249	4,355	4,801	4,313	4,938
Over (under) funded status recognized in financial position	$(4,352)	$(3,719)	$(465)	$(701)	$(3,663)	$(4,162)

Components of net amount recognized in financial position:
Other assets (non-current asset)	$6	$3	$163	$144	$—	$—
Accrued wages, salaries and employee benefits (current liability)	(32)	(28)	(19)	(24)	(161)	(160)
Liability for postemployment benefits (non-current liability)	(4,326)	(3,694)	(609)	(821)	(3,502)	(4,002)
Net liability recognized	$(4,352)	$(3,719)	$(465)	$(701)	$(3,663)	$(4,162)

Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Prior service cost (credit)	$1	$2	$1	$9	$39	$(31)

The estimated amount of prior service cost (credit) that will be amortized from Accumulated other comprehensive income (loss) at December 31, 2015 into net periodic benefit cost (pre-tax) in 2016 are as follows:

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Prior service cost (credit)	$—	$—	$(30)

The following amounts relate to our pension plans with projected benefit obligations in excess of plan assets:

	U.S. Pension Benefits at Year-end		Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2015	2014	2015	2014
Projected benefit obligation	$15,734	$16,182	$1,818	$4,539
Accumulated benefit obligation	$15,493	$15,634	$1,657	$4,148
Fair value of plan assets	$11,377	$12,460	$1,190	$3,695

The following amounts relate to our pension plans with accumulated benefit obligations in excess of plan assets:

	U.S. Pension Benefits at Year-end		Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2015	2014	2015	2014
Projected benefit obligation	$15,734	$16,182	$1,363	$1,879
Accumulated benefit obligation	$15,493	$15,634	$1,320	$1,734
Fair value of plan assets	$11,377	$12,460	$793	$1,068

The accumulated postretirement benefit obligation exceeds plan assets for all of our other postretirement benefit plans for all years presented.

D.	Expected cash flow

Information about the expected cash flow for the pension and other postretirement benefit plans is as follows:

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Employer contributions:
2016 (expected)	$30	$120	$200

Expected benefit payments:
2016	$990	$220	$310
2017	990	170	320
2018	980	170	310
2019	980	170	310
2020	980	170	300
2021-2025	4,890	990	1,480
Total	$9,810	$1,890	$3,030

The above table reflects the total employer contributions and benefits expected to be paid from the plan or from company assets and does not include the participants’ share of the cost. The expected benefit payments for our other postretirement benefits include payments for prescription drug benefits. Medicare Part D subsidy amounts expected to be received by the company which will offset other postretirement benefit payments are as follows:

(Millions of dollars)	2016	2017	2018	2019	2020	2021-2025	Total
Other postretirement benefits	$15	$15	$20	$20	$20	$100	$190

E.	Net periodic cost

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2015	2014	2013	2015	2014	2013	2015	2014	2013
Components of net periodic benefit cost:
Service cost	$181	$157	$196	$110	$109	$120	$101	$82	$108
Interest cost	608	648	581	146	185	166	181	213	195
Expected return on plan assets [1]	(890)	(943)	(826)	(273)	(271)	(224)	(56)	(58)	(56)
Other adjustments [2]	—	—	31	—	—	—	—	—	(22)
Curtailments and termination benefits [3]	32	—	(2)	(1)	2	(24)	27	(4)	—
Amortization of:
Transition obligation (asset)	—	—	—	—	—	—	—	—	2
Prior service cost (credit) [4]	1	17	18	—	—	1	(54)	(55)	(73)
Actuarial loss (gain)	732	2,088	(2,348)	8	345	(345)	(561)	191	(748)
Total cost (benefit) included in operating profit	$664	$1,967	$(2,350)	$(10)	$370	$(306)	$(362)	$369	$(594)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year prior service cost (credit)	$—	$—	$—	$(8)	$(4)	$(7)	$16	(2)	$2
Amortization of prior service (cost) credit	(1)	(17)	(18)	—	—	(1)	54	55	73
Amortization of transition (obligation) asset	—	—	—	—	—	—	—	—	(2)
Total recognized in other comprehensive income	(1)	(17)	(18)	(8)	(4)	(8)	70	53	73
Total recognized in net periodic cost and other comprehensive income	$663	$1,950	$(2,368)	$(18)	$366	$(314)	$(292)	$422	$(521)

Weighted-average assumptions used to determine net cost:
Discount rate	3.8%	4.6%	3.7%	3.3%	4.1%	3.7%	3.9%	4.6%	3.7%
Expected rate of return on plan assets [5]	7.4%	7.8%	7.8%	6.8%	6.9%	6.8%	7.8%	7.8%	7.8%
Rate of compensation increase	4.0%	4.0%	4.5%	4.0%	4.2%	3.9%	4.0%	4.0%	4.4%

[1]	Expected return on plan assets developed using the fair value of plan assets.

[2]	Charge to recognize a previously unrecorded liability related to a subsidiary's pension plans and an adjustment to other postretirement benefits related to certain other benefits.

[3]	Curtailments and termination benefits were recognized in Other operating (income) expenses in Statement 1.

[4]
Prior service cost (credit) for both pension and other postretirement benefits are generally amortized using the straight-line method over the average remaining service period of active employees expected to receive benefits from the plan. For pension plans in which all or almost all of the plan's participants are inactive and other postretirement benefit plans in which all or almost all of the plan's participants are fully eligible for benefits under the plan, prior service cost (credit) are amortized using the straight-line method over the remaining life expectancy of those participants.

[5]	The weighted-average rates for 2016 are 6.9 percent and 6.1 percent for U.S. and non-U.S. pension plans, respectively.

The assumed discount rate is used to discount future benefit obligations back to today’s dollars.  The U.S. discount rate is based on a benefit cash flow-matching approach and represents the rate at which our benefit obligations could effectively be settled as of our measurement date, December 31.  The benefit cash flow-matching approach involves analyzing Caterpillar’s projected cash flows against a high quality bond yield curve, calculated using a wide population of corporate Aa bonds available on the measurement date.  The very highest and lowest yielding bonds (top and bottom 10 percent) are excluded from the analysis.  A similar process is used to determine the assumed discount rate for our most significant non-U.S. plans. This rate is sensitive to changes in interest rates. A decrease in the discount rate would increase our obligation and future expense.

Our U.S. expected long-term rate of return on plan assets is based on our estimate of long-term passive returns for equities and fixed income securities weighted by the allocation of our pension assets. Based on historical performance, we increase the passive returns due to our active management of the plan assets. To arrive at our expected long-term return, the amount added for active management was 0.95 percent for 2015 and 1 percent for 2014 and 2013.  A similar process is used to determine this rate for our non-U.S. plans.

The assumed health care trend rate represents the rate at which health care costs are assumed to increase. We assumed a weighted-average increase of 6.6 percent in our calculation of 2015 benefit expense.  We expect a weighted-average increase of 6.5 percent during 2016.  The 2016 rates are assumed to decrease gradually to the ultimate health care trend rate of 5 percent in 2021. This rate represents 3 percent general inflation plus 2 percent additional health care inflation.

F.	Other postemployment benefit plans

We offer long-term disability benefits, continued health care for disabled employees, survivor income benefit insurance and supplemental unemployment benefits to substantially all U.S. employees.

G.	Defined contribution plans

We have both U.S. and non-U.S. employee defined contribution plans to help employees save for retirement. Our primary U.S. 401(k) plan allows eligible employees to contribute a portion of their cash compensation to the plan on a tax-deferred basis. Employees with frozen defined benefit pension accruals are eligible for matching contributions equal to 100 percent of employee contributions to the plan up to 6 percent of cash compensation and an annual employer contribution that ranges from 3 to 5 percent of cash compensation (depending on years of service and age). Employees that are still accruing benefits under a defined benefit pension plan are eligible for matching contributions equal to 50 percent of employee contributions up to 6 percent of cash compensation. These 401(k) plans include various investments funds, including a non-leveraged employee stock ownership plan (ESOP). As of December 31, 2015 and 2014 the ESOP held 26.4 million and 26.2 million shares, respectively. All of the shares held by the ESOP were allocated to participant accounts. Dividends paid to participants are automatically reinvested into company shares unless the participant elects to have all or a portion of the dividend paid to the participant. Various other U.S. and non-U.S. defined contribution plans allow eligible employees to contribute a portion of their salary to the plans, and in some cases, we provide a matching contribution to the funds.

Total company costs related to U.S. and non-U.S. defined contribution plans were as follows:

(Millions of dollars)	2015	2014	2013
U.S. plans	$267	$301	$308
Non-U.S. plans	76	85	64
	$343	$386	$372

H.	Summary of long-term liability:

	December 31,
(Millions of dollars)	2015	2014
Pensions:
U.S. pensions	$4,326	$3,694
Non-U.S. pensions	609	821
Total pensions	4,935	4,515
Postretirement benefits other than pensions	3,502	4,002
Other postemployment benefits	104	112
Defined contribution	302	334
	$8,843	$8,963